Segmented information (Tables)	12 Months Ended
Dec. 31, 2024
Segmented information
Schedule of geographical areas of property, plant and equipment and intangible assets
As at December 31	2024	2023
Canada	$578	$175
United States	9,038	8,364
Barbados	4,068	4,239
	$13,684	$12,778

Summary of Operating segments
For the year ended December 31, 2024	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$11,076	$10,831	$21,907
Cost of goods sold	(3,886)	(4,932)	(8,818)
Operating expenses	(12,325)	(3,501)	(15,826)
Other income	1,860	-	1,860
Finance income (expense), net	(19)	184	165
Foreign exchange loss	(71)	-	(71)
Loss before income taxes	$(3,365)	$2,582	$(783)
For the year ended December 31, 2023	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$12,118	$9,576	$21,694
Cost of goods sold	(3,959)	(3,746)	(7,705)
Operating expenses	(9,903)	(4,940)	(14,843)
Finance income (expense), net	11	54	65
Foreign exchange gain	(108)	-	(108)
Profit before income taxes	$(1,841)	$944	$(897)